Long-Term Debt, Excluding Current Maturities	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Excluding Current Maturities [Abstract]
Long-Term Debt, Excluding Current Maturities

Note 8 - Long-Term Debt, Excluding Current Maturities

Banks and others

	Annual
	interest rate at
	December 31	December 31
	2012	2012	2011
	%
Linkage terms
U.S. dollar	1.88- 5	1,133	950
NIS - linked to the CPI	4.5- 6.5	-	57
Euro	2.17- 3	95	554
NIS - linked to the Prime rate	P+ 0.9- P+ 3	980	472
NIS - not linked	7.6- 8.4	-	746

		2,208	2,779
Less - current maturities (banks and others)		(1,480)	(1,175)

		728	1,604

Minimum future payments at December 31, 2012 due under the long term debt is as follows:

Long-Term
Loan
First year	1,480
Second year	259
Third year and thereafter	469

2,208

Long-termdebt (excluding current maturities) includes capital leases in the amounts of $650 and $330 for the years ended December 31, 2012 and 2011, respectively.

Forthe year ended December 31, 2012, financial covenants in respect of the Company's credit facilities and long-term debt with one of the Company's banks require the Company to maintain all of the following financial covenants: (i) maintaining the greater of adjusted shareholders' equity of $2.1 million or 9% of its consolidated total assets; (ii) EBITDA of $3.0 million; and (iii) a debt service ratio of 1.5.  For this purpose, shareholders' equity excludes leasehold improvements and certain intangible assets. Debt service ratio is defined as annual EBITDA divided by annual repayments of debt including interest. As of December 31, 2012, the Company was in compliance with such covenants. For the year ending December 31, 2013 the Company must meet the following: (i) maintaining the greater of adjusted shareholders' equity of $2.6 million or 12% of its consolidated total assets; (ii) EBITDA of $3.4 million;and (iii) a debt service ratio of 1.5. These amounts increase every year until December 31, 2016 when the Company must meet the following targets: (i) maintaining the greater of adjusted shareholders' equity of $4.2 million or 20% of its consolidated total assets, (ii) EBITDA of $4.0 million and (iii) debtservice ratio of 1.5.

Financial covenants in respect of the Company's credit facilities and long-term debt with another bank require the Company to maintain the greater of shareholders'equity, excluding certain intangible assets and prepaid expenses (except insurance premiums), of NIS 10 million ($2.6 million), or 11% of the Parent's total assets (on a non-consolidated basis). As of December 31, 2012, the Company was in compliance with such covenants. As part of the Company's discussions with this bank for obtaining new lines of credits, the financial covenants may be amended including a possible requirement of the Parent's subsidiaries, Eltek Europe GmbH and Eltek USA Inc. to pledge all their assets towards, and to sign a letter of guaranty in favor of the bank.

Asto pledges securing the loans, see Note 10A.